Provisions and other non-financial liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions		$ 106,197	$ 63,445
Non-current provisions		31,822	30,001
Provisions		138,019	93,446
Legal proceedings provision [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	[1]	11,862	16,419
Non-current provisions	[1]	3,000	3,000
Provisions	[1]	14,862	19,419
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	[2]	0	0
Non-current provisions	[2]	28,822	26,954
Provisions	[2]	28,822	26,954
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	[3]	94,335	47,026
Non-current provisions	[3]	0	47
Provisions	[3]	$ 94,335	$ 47,073

[1]	These provisions correspond to legal processes that are pending resolution or that have not yet been disbursed. These provisions are mainly related to litigation involving the subsidiaries located in Chile, Brazil and the United States (see note 22.1).
[2]	The commitments related to Sernageomin have been incorporated through the issuance of the guarantee for the restoration of the place where the production sites are located.
[3]	See Note 18.2